Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
OPERATING EXPENSES:
Research and development - related party	$ 264,558	$ 615,881	$ 514,558	$ 1,215,881	$ 2,023,595	$ 2,223,643
Research and development	925,942	586,821	1,818,679	1,079,478	2,180,263	1,242,706
General and administrative - related party	27,000	27,000	54,000	54,000	804,022	108,693
General and administrative	767,649	1,237,982	1,523,001	2,424,340	3,714,943	4,488,415
Stock-based compensation - related party	43,818	43,818	87,635	87,154	175,752	252,868
Stock-based compensation	165,823	139,375	327,052	157,861	547,182	950,795
TOTAL OPERATING EXPENSES	2,194,790	2,650,877	4,324,925	5,018,714	9,445,757	9,267,120
OTHER INCOME:
Interest income	1,856	921	3,934	2,489	4,222	13,797
Net loss before income taxes	(2,192,934)	(2,649,956)	(4,320,991)	(5,016,225)	(9,441,535)	(9,253,323)
Provision for income taxes	0	0	0	0	0	0
Net loss	(2,192,934)	(2,649,956)	(4,320,991)	(5,016,225)	(9,441,535)	(9,253,323)
Preferred Stock dividends	(504,712)	(339,146)	(1,024,752)	(674,565)	(279,824)	(1,664,219)
Net loss attributable to common shareholders	$ (2,697,646)	$ (2,989,102)	$ (5,345,743)	$ (5,690,790)	$ (9,721,359)	$ (10,917,542)
PER SHARE DATA:
Basic and diluted loss per common share	$ (0.05)	$ (0.11)	$ (0.11)	$ (0.22)	$ (0.36)	$ (0.49)
Basic and diluted weighted average common shares outstanding	49,373,000	27,623,000	49,237,000	25,829,000	26,725,000	22,107,000